Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 116,085,141	$ 328,466	$ 23,099
Prepaid expenses			12,126
Contract receivable	115,935,072
Retention receivable	59,491,423
Contract assets	6,561,361
Prepaid expense and other current assets	90,410
Current assets - discontinued operations			3,909
Total current assets	298,163,407	328,466	39,134
Property and equipment	358,130
Right of use asset - operating lease	789,713	9,471	8,525
Goodwill	31,114,193
Deferred tax assets	3,364,077
Deposit	10,000
Total assets	333,799,520	337,937	47,659
Current liabilities:
Accounts payable	218,124,731	32,676	18,780
Retention payable	60,616,896
Accrued payroll	1,019,319	570,164	476,981
Accrued interest	139,883	133,883	121,883
Contract liabilities	12,850,041
Operating lease liabilities, current portion	274,369	9,471	8,525
Notes payable, current portion	108,169	80,000	80,000
Future receivables obligation	3,650,726
Accrued income taxes	783,381
Other current liabilities	298,682	7,511	11,511
Current liabilities - discontinued operations			31,265
Total current liabilities	306,468,754	883,705	1,098,945
Operating lease liabilities, net of current portion	515,344
Notes payable, net of current portion	90,642
Total liabilities	307,074,740	883,705	1,098,945
Commitments and Contingencies (See note 15)
Stockholders’ equity (deficit)
Preferred stock, value
Common stock, par value $0.0001, 250,000,000 shares authorized, 62,560,743 and 56,900,743 shares issued and outstanding at June 30, 2026 and December 31, 2025, respectively	6,256	5,690	5,154
Common stock, par value $0.0001, 250,000,000 shares authorized, 61,850,743 and 56,900,743 shares issued and outstanding at March 31, 2026 and December 31, 2025, respectively			265
Additional paid-in capital	39,799,461	28,465,847	25,607,397
Accumulated deficit	(13,080,937)	(29,017,305)	(26,312,700)
Stockholders’ deficit attributable to KiNRG, Inc.		(545,768)	(699,884)
Non-controlling interest			(351,402)
Total stockholders’ equity (deficit)	26,724,780	(545,768)	(1,051,286)
Total liabilities and stockholders’ equity	333,799,520	337,937	47,659
Related Party
Current liabilities:
Accrued interest - related party	44,384
Accrued liabilities - related parties	5,558,173	50,000	100,000
Note payable - related party	3,000,000
Loans payable - related party			250,000
Stockholders’ equity (deficit)
Non-controlling interest		(351,402)
Series A Convertible Preferred Stock
Stockholders’ equity (deficit)
Preferred stock, value
Series AA Convertible Preferred Stock
Stockholders’ equity (deficit)
Preferred stock, value
Series AAA Convertible Preferred Stock
Stockholders’ equity (deficit)
Preferred stock, value
Series AAAA Convertible Preferred Stock
Stockholders’ equity (deficit)
Preferred stock, value